UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22413

Gottex Multi-Asset Endowment Fund - I

(Exact name of registrant as specified in charter)

28 State Street, 40th Floor

Boston, MA 02109

(Address of principal executive offices) (Zip code)

William J. Landes

28 State Street, 40th Floor

Boston, MA 02109

(Name and address of agent for service)

registrant's telephone number, including area code: (617) 532-0200

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

Gottex Multi-Asset Endowment Fund - I

(a Delaware Statutory Trust)

Financial Statements

For the Period April 1, 2012 to September 30, 2012

(unaudited)

Gottex Multi-Asset Endowment Fund - I

(a Delaware Statutory Trust)

For the Period April 1, 2012 to September 30, 2012

(unaudited)

Table of Contents

Statement of Assets, Liabilities and Shareholders' Equity	1
Statement of Operations	2
Statement of Changes in Net Assets	3
Statement of Cash Flows	4
Financial Highlights	5
Notes to Financial Statements	6-11
Other Information	12-14
Financial Statements of Gottex Multi-Asset Endowment Master Fund	Appendix A

* For a description of the Master Fund (as defined in Note 1), into which the Fund invests substantially all of its assets, please see the attached financial statements of the Master Fund, which should be read in conjunction with the financial statements of the Fund.

GOTTEX MULTI-ASSET ENDOWMENT FUND - I
(a Delaware Statutory Trust)
Statement of Assets, Liabilities and Shareholders' Equity (unaudited)
September 30, 2012

Assets
Investment in Gottex Multi-Asset Endowment Master Fund, at fair value	$3,402,060
Receivable from adviser	3,018
Prepaid offering costs	41,987
Prepaid assets	6,240
Total Assets		$3,453,305

Liabilities
Professional fees payable	10,031
Accounting and administration fees payable	5,930
Investor service fees payable	4,168
Directors' fees payable	1,250
Custody fees payable	1,250
Other payable	15,221
Total Liabilities		37,850

Shareholders' Equity		$3,415,455

Shareholders' Equity consists of:
Shareholders' Equity paid-in		$3,289,465
Accumulated net investment loss		(18,695)
Accumulated net realized gain on investments, options, futures contracts and foreign currency		29,002
Accumulated net unrealized appreciation on investments and foreign currency		115,683

Total Shareholders' Equity		$3,415,455

Number of Shares Outstanding		325,265

Net Asset Value per Share		$10.50

1

GOTTEX MULTI-ASSET ENDOWMENT FUND - I
(a Delaware Statutory Trust)
Statement of Operations (unaudited)
For the Period April 1, 2012 to September 30, 2012

Net Investment Loss Allocated from Gottex Multi-Asset Endowment Master Fund
Investment income	$14,312
Expenses	(31,216)
Net Investment Loss Allocated from Gottex Multi-Asset Endowment Master Fund	(16,904)

Feeder Fund Expenses
Offering fees	83,973
Professional fees	22,958
Accounting and administration fees	20,109
Investor service fees	12,876
Distribution fees	10,489
Printing fees	5,831
Registration fees	3,477
Directors' fees	2,695
Custody fees	1,500
SEC fees	140
Other fees	4,957
Total Feeder Fund Expenses	169,005

Reimbursement from the Adviser	(167,018)

Net Investment Loss	(18,891)

Net Realized Gains and Unrealized Appreciation on Investments, Futures Contracts and Foreign Currency Allocated from Gottex Multi-Asset Endowment Master Fund
Net realized gains from investments, futures contracts and foreign currency	29,002
Net change in unrealized appreciation on investments and foreign currency	56,626

Net Realized Gains and Unrealized Appreciation on Investments, Futures Contracts and Foreign Currency Allocated from Gottex Multi-Asset Endowment Master Fund	85,628

Net Increase in Shareholders' Equity from Operations	$66,737

2

GOTTEX MULTI-ASSET ENDOWMENT FUND - I
(a Delaware Statutory Trust)
Statement of Changes in Shareholders' Equity

	Period from April 1, 2012	Period from January 1, 2012
	through September 30, 2012	(Commencement of Operations)
	(unaudited)	to March 31, 2012
Operations
Net investment loss	$(18,891)	$(7,077)
Net realized gains on investments, futures contracts and foreign currency	29,002	14,301
Net change in unrealized appreciation on investments and foreign currency	56,626	59,057

Capital Share Transactions
Capital contributions	1,391,437	1,791,000

Total Increase	1,458,174	1,857,281

Shareholders' Equity
Beginning of period	1,957,281	100,000

End of period	$3,415,455	$1,957,281
Accumulated net investment income (loss)	$(18,695)	$196

3

Gottex Multi-Asset Endowment Fund - I
(a Delaware Statutory Trust)
Statement of Cash Flows (unaudited)
For the Period April 1, 2012 to September 30, 2012

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Shareholders' Equity from Operations	$66,737
Adjustments to reconcile Net Increase in Shareholders' Equity from
Operations to net cash used in operating activities:
Purchases of shares in Gottex Multi-Asset Endowment Master Fund	(1,391,437)
Proceeds from sale of shares of Gottex Multi-Asset Endowment Master Fund	15,186
Net investment loss allocated from Gottex Multi-Asset Endowment Master Fund	16,904
Net realized gain on investments, options and foreign currency translations allocated from Gottex Multi-Asset Endowment Master Fund	(29,002)
Net change in unrealized appreciation on investments and foreign currency translations allocated from Gottex Multi-Asset Endowment Master Fund	(56,626)
Changes in operating assets and liabilities:
Increase in receivable from adviser	(3,018)
Decrease in prepaid offering costs	83,973
Increase in prepaid assets	(3,073)
Decrease in due to adviser	(66,433)
Increase in custody fees payable	500
Decrease in accounting and administration fees payable	(4,095)
Decrease in investor service fees payable	(2,182)
Decrease in professional fees payable	(22,435)
Increase in other payable	3,564
Net Cash Used in Operating Activities	(1,391,437)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from contributions	1,391,437

Net Cash Provided by Financing Activities	1,391,437

Net change in cash	-

Cash at beginning of period	-

Cash at End of Period	$-

4

GOTTEX MULTI-ASSET ENDOWMENT FUND - I
(a Delaware Statutory Trust)
Financial Highlights

	Period from April 1, 2012	Period from January 1, 2012
	through September 30, 2012	(Commencement of Operations)
	(unaudited)	to March 31, 2012
Net Asset Value, beginning of period	$10.43	$10.00	(1)
Income from investment operations:
Net investment income (loss)	(0.06)	0.00
Net realized gain and unrealized appreciation on investments	0.13	0.43
Total from investment operations	0.07	0.43
Net Asset Value, end of period	$10.50	$10.43

Total Return (2)(3)	0.67%	4.30%
Net investment loss (4)	(1.41)%	(1.39)	% (5)
Expenses, excluding reimbursement from Adviser (4)	14.91%	34.50	% (5)
Reimbursement from Adviser (4)	(12.44)%	(32.17)%
Net expenses (4)(6)	2.47%	2.33	% (5)
Shareholders' equity, end of period (in thousands)	$3,415	$1,957
Portfolio Turnover (3)	45.45%	27.93%

(1)	The net asset value as of the beginning of the period, January 1, 2012 (Commencement of Operations) represents the initial net asset value per common share of $10.00.
(2)	Total return reflects the change in net asset value, inclusive of performance of the Fund adjusted for cash flows related to capital contributions or withdrawals during the period, as there is no public market for the Fund's shares.
(3)	Not annualized.
(4)	Annualized.
(5)	Organizational Fees are not annualized for the ratio calculation.
(6)	The Fund's operating expenses include Sub-Advisory fees allocated from the Gottex Multi-Asset Endowment Master Fund, which are excluded from the Expense Limitation calculation. If Sub-Advisory fees were excluded from operating expenses, the net expense ratio would be 2.25%.

5

GOTTEX MULTI-ASSET ENDOWMENT FUND –  I

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS (unaudited)

For the Period April 1, 2012 through September 30, 2012

1.	ORGANIZATION

The Gottex Multi-Asset Endowment Fund –  I (the “Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company, was organized on May 3, 2010 and commenced operations on January 1, 2012.  The Fund and Master Fund (as defined below) are managed by Gottex Fund Management, Ltd. (the “Adviser”), a Delaware corporation registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Board of Trustees of the Fund (the “Board”) has overall responsibility for the management and supervision of the operations of the Fund. The Board has delegated responsibility for management of the Fund’s day-to-day operations to the Adviser. The Fund is organized as a feeder fund in a master/feeder structure and invests substantially all of its investable assets in the Gottex Multi-Asset Endowment Master Fund (the “Master Fund”). The Fund’s financial statements should be read in conjunction with those of the Master Fund, a copy which are attached to these financial statements. The Fund and the Master Fund's investment objectives are to seek maximum total return, primarily through seeking capital appreciation and/or income, consistent with an acceptable level of risk (as determined by the Adviser).  The Master Fund (and the Fund through its investment in the Master Fund) pursues this objective by employing a multi-asset, multi-strategy, "endowment style" investment program under which it will seek to construct a broadly-diversified portfolio that attempts to capture longer-term appreciation, notwithstanding possible losses and/or volatile investment performance in the short-term, through the identification of investment opportunities across a broad range of alternative and traditional assets in multiple asset categories (the "Asset Classes").  The Master Fund will invest in the Asset Classes either: (i) indirectly, through investments in private investment funds, exchange-traded funds or other pooled investment vehicles (collectively, "Portfolio Funds") (which may include vehicles commonly known as "hedge funds") that invest, in whole or in part, in such Asset Classes (or that seek economic exposure to the performance of the Asset Classes); or (ii) directly, as managed by one or more sub-advisers selected by the Adviser ("Sub-Advisers"). Each portion of the Master Fund's investable assets managed by a Sub-Adviser is referred to as a "Portfolio Sleeve" and collectively as "Portfolio Sleeves."

The percentage of the Master Fund’s shares owned by the Fund at September 30, 2012 was 9.75%.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (the “U.S. GAAP”) and are expressed in United States dollars. The following a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Investment Valuation

The Fund invests substantially all of its assets in the Master Fund.  The net asset value of the Fund is generally based on the net asset value of its interest in the Master Fund (as well as the value of any cash or other similar short-term asset or receivable held by the Fund and/or liability owed by the Fund). The Fund’s interest in the Master Fund is valued at an amount equal to the Fund’s shareholders’ equity account in the Master Fund as of September 30, 2012, without discount or premium which approximates fair value. Because the Fund invests substantially all of its assets in the Master Fund, the financial statements of the Master Fund are attached which include the accounting policies and disclosures, including the Master Fund’s securities valuation policies and disclosures and those related to the leveling of securities.

b.	Allocations from the Master Fund

The Fund records its proportionate share of the Master Fund’s income, expenses and realized and unrealized gains and losses.

c.	Fund Level Income and Expenses

Interest income on any cash or cash equivalents held by the Fund will be recognized on an accrual basis. Expenses that are specifically attributed to the Fund are charged to the Fund and recorded on an accrual basis. Because the Fund bears its proportionate share of the management fees of the Master Fund, the Fund pays no direct management fee to the Investment Manager.

6

GOTTEX MULTI-ASSET ENDOWMENT FUND –  I

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS (unaudited)

For the Period April 1, 2012 through September 30, 2012 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

d.	Income Tax Information and Distributions to Shareholders

The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions expected to be taken in the Fund’s 2010-2011 tax returns, as defined by Internal Revenue Service statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. During the period ended September 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of the federal income and excise tax provisions impacting RICs, including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

At September 30, 2012, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$68,724
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$68,724
Tax cost	$3,333,336

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

7

GOTTEX MULTI-ASSET ENDOWMENT FUND –  I

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS (unaudited)

For the Period April 1, 2012 through September 30, 2012 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

d.	Income Tax Information and Distributions to Shareholders (continued)

As of March 31, 2012, the components of accumulate earnings on a tax basis were as follows:

Undistributed ordinary income	$196
Undistributed long-term capital gains	-
Tax accumulated earnings	196
Accumulate capital and other losses	-
Unrealized appreciation	59,057
Total accumulated earnings	$59,253

There were no distributions paid for the period from January 1, 2012 (commencement of operations) through March 31, 2012.

e.	Cash

Cash includes amounts held in interest bearing money market accounts.  Such amounts, at times, may exceed federally insured limits.  The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

f.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

g.	Recently Issued Accounting Pronouncements

In December 2011, the International Accounting Standards Board and the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2011-11 “Disclosures about Offsetting Assets and Liabilities”. These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statements disclosures.

3.	RELATED PARTY TRANSACTIONS AND OTHER

The Fund and Master Fund have each entered into an investment advisory agreement with the Adviser.  In consideration of services provided by the Adviser, the Master Fund pays the Adviser a monthly management fee computed at the annual rate of 1.00% of the Master Fund’s net asset value.

The Fund indirectly incurs the Adviser and Sub-Adviser fees as a shareholder in the Master Fund. For the period ended September 30, 2012, the total management fee allocated from the Master Fund was $13,998 and the total sub-advisory fees allocated from the Master Fund were $1,977, both of which are included in the total expenses allocated from the Master Fund.

8

GOTTEX MULTI-ASSET ENDOWMENT FUND –  I

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS (unaudited)

For the Period April 1, 2012 through September 30, 2012 (continued)

3.	RELATED PARTY TRANSACTIONS AND OTHER (continued)

The Master Fund will also pay the Adviser a performance-based incentive fee (the “Incentive Fee”) after the end of each twelve-month period ending on the Master Fund’s fiscal year-end.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement under which the Adviser has agreed to pay or absorb the ordinary operating expenses of the Fund (which includes organizational and offering expenses, as well as the portion of the Master Fund’s fees and expenses borne by the Fund, but excludes any Incentive Fees, the Sub-Advisory Fees, acquired fund fees and expenses, interest, brokerage commissions and extraordinary expenses of the Fund and Master Fund, as applicable, and any other expenses not incurred in the ordinary course of the Fund’s and Master Fund’s business) to the extent necessary to limit the ordinary operating expenses of the Fund to 2.25% per annum of the Fund's average monthly net asset value (the "Expense Limitation").  In consideration of the Adviser's agreement to limit the Fund's expenses, the Fund will carry forward the amount of expenses paid or absorbed in excess of the Expense Limitation for a period not to exceed two years from the end of the fiscal year in which they were incurred and will reimburse the Adviser such amounts, but only to the extent it does not cause the Fund's ordinary operating expenses to exceed the Expense Limitation in effect at the time of reimbursement.

During the period ended September 30, 2012, the Adviser reimbursed the Fund $167,018 for amounts in excess of the Expense Limitation. At September 30, 2012, $104,536 is subject to recoupment by the Adviser through March 31, 2014 and $167,018 is subject to recoupment by the Adviser through September 30, 2014.

Since the organization of the Fund, organizational expenses of $45,335 have been reimbursed by the Adviser and are subject to recoupment until March 31, 2014.  Offering costs of $167,947 have been amortized over twelve months on a straight-line basis since January 1, 2012, commencement of operations, and are subject to recoupment pursuant to the Expense Limitation Agreement discussed above.

Foreside Fund Services, LLC (“Foreside”) serves as principal underwriter and distributor of the Fund’s Shares.  Foreside receives a quarterly distribution fee from the Fund at an annualized rate of up to 0. 75% (0.1875% on a quarterly basis) of the Fund’s average net asset value during the quarter. For the period ended September 30, 2012, the total distribution fee was $10,489.

At September 30, 2012, Shareholders who are affiliated with the Adviser owned $1,260,062 (36.89% of Shareholders’ Equity) of the Fund.

4.	ACCOUNTING, ADMINISTRATION AND CUSTODIAL AGREEMENT

UMB Bank, N.A. provides custodial services for the Fund. J.D. Clark & Company, a division of UMB Fund Services, Inc. serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping and investor related services. The Fund pays a monthly fee to the custodian and administrator based upon average net assets, subject to certain minimums. For the period ended September 30, 2012, the total accounting and administration fees were $20,109.

5.	RISK FACTORS

An investment in the Fund involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.  The value of the Master Fund's investments can be reduced as a result of unsuccessful allocations among Asset Classes, including the poor performance of one or more Asset Classes, the Adviser's or a Portfolio Manager's employment of unsuccessful investment strategies, the Adviser's poor selection of Portfolio Managers or Portfolio Funds, poor economic growth, pronounced market volatility, and political and legal developments.  Further, the Master Fund's use of leverage, short sales or derivative transactions can result in significant losses to the value of the Master Fund’s investments. Shareholders should refer to the Fund’s prospectus and corresponding statement of additional information for a more complete list of risk factors.  No guarantee or representation is made that the investment objective will be met.

9

GOTTEX MULTI-ASSET ENDOWMENT FUND –  I

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS (unaudited)

For the Period April 1, 2012 through September 30, 2012 (continued)

6. ALLOCATION OF SHAREHOLDERS’ CAPITAL

The Fund sells Shares at their offering price, which is equal to the "net asset value" per Share. The net asset value of the Fund will be computed as of the close of business on the following days: (i) the last day of each fiscal year (March 31); (ii) the last day of each taxable year (December 31); (iii) the day preceding the date as of which any Shares are purchased; or (iv) any day as of which the Fund repurchases any Shares. The Fund's net asset value is the value of the Fund's assets less its liabilities, and its net asset value per Share equals that net asset value divided by the number of then issued and outstanding Shares.

7.	CAPITAL SHARE TRANSACTIONS

Shares will be offered in a continuous offering for purchase monthly, as of the first day of each month (each day, a “Closing Day”), at the Fund’s then-current net asset value per Share (determined as of the close of the preceding month). In addition, Fund’s Shares are subject to a sales load of up to 2% of the amount invested. The minimum initial investment in a Fund by a shareholder is $50,000. Subsequent investments must be at least $10,000. However, the minimum investment requirements may be reduced or waived for investments by personnel of the Adviser and its affiliates, and members of their immediate families, and as may be determined by the Board. Because the Fund is a closed-end fund, no shareholder will have the right to require the Fund to redeem its shares. No public market exists for the shares, and none is expected to develop. Consequently, investors will not be able to liquidate their investment other than as a result of repurchases of shares by the Fund or in the event of a mandatory redemption. For the periods ended March 31, 2012 and September 30, 2012, transactions in shares were as follows:

Shares outstanding, January 1, 2012 (commencement of operations)	10,000
Shares issued	177,727
Shares outstanding, March 31, 2012	187,727

Shares outstanding, April 1, 2012	187,727
Shares issued	137,538
Shares outstanding, September 30, 2012	325,265

10

GOTTEX MULTI-ASSET ENDOWMENT FUND –  I

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS (unaudited)

For the Period April 1, 2012 through September 30, 2012 (continued)

8.	REPURCHASE OF SHARES

The Board may, from time to time at its sole discretion, cause the Fund to repurchase Shares from shareholders pursuant to written tenders by shareholders at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Shares, the Board will consider, among other things, the recommendation of the Adviser. In an effort to provide some liquidity for investors, the Adviser expects to recommend that the Fund makes offers to repurchase up to 8% of its Shares as of the end of each calendar month at the then-current net asset value. The Board, in its discretion, must determine whether to approve each such offer (and for what amount).  There can be no assurance that the Fund will make such repurchase offers, nor that shareholders tendering Shares for repurchase in any offer will have all of their tendered Shares repurchased by the Fund.

9.	INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that provide general indemnifications.  The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

*****

11

GOTTEX MULTI-ASSET ENDOWMENT FUND –  I

(a Delaware Statutory Trust)

OTHER INFORMATION

(Unaudited)

Proxy Voting

A description of the policies and procedures the Master Fund uses to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling (800) 504-9070 or on the SEC’s website at http://www.sec.gov. A copy of the Master Fund’s voting record for the most recent 12-month period ended June 30, 2012 is available at the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files complete schedule of portfolio holdings, which includes securities held by the Master Fund, with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and the Fund makes the information on Form N-Q available upon request without charge.

12

GOTTEX MULTI-ASSET ENDOWMENT FUND –  I

(a Delaware Statutory Trust)

OTHER INFORMATION

(Unaudited) (continued)

Advisory Agreement Approval

At a meeting of the Board of Trustees of Gottex Multi-Asset Endowment Fund - I (the "Fund") held on September 6, 2012, all of the Trustees, including all of the Independent Trustees, approved the renewal of the investment advisory agreement (the "Advisory Agreement") between the Fund and Gottex Fund Management, Ltd. (the "Adviser") for an additional one year period. The Fund is a feeder fund in a master/feeder structure and invests substantially all of its assets in Gottex Multi-Asset Endowment Master Fund (the “Master Fund” and together with the Fund, the “Funds”). The Fund has the same investment objective and substantially the same policies as those of the Master Fund, which is also advised by the Adviser. As a result, the Board considered the Master Fund’s advisory agreement together with the Fund’s Advisory Agreement (together referred to as the “Agreements”).

In considering whether to renew the Agreements, the Board reviewed various materials from counsel and from the Adviser (the “Meeting Materials”) which included: (i) information concerning the services rendered to the Funds by the Adviser and the fees to be paid by the Funds to the Adviser; (ii) information concerning the individuals responsible for the day to day management of the Funds’ assets; and (iii) a summary of the legal duties of the Board under the 1940 Act. In particular, the Board considered the following:

(a) The nature, extent and quality of services provided by the Adviser

The Trustees discussed and reviewed the nature, extent and quality of services that the Adviser provides to the Funds. The Trustees reviewed the financial statements of the Adviser and its parent company. The Trustees discussed the importance of the Adviser, on an ongoing basis, having adequate resources (including capital and personnel) so as to provide meaningful and appropriate support for the operations of the Adviser, including for purposes of its performance of its obligations, and the provision of quality services, as investment adviser to the Fund. The Trustees also noted that the Adviser’s current financial condition enables it to continue its commitment to the Funds.

The Trustees next reviewed the services provided by the Adviser to the Fund and reviewed various presentations from management in this regard. In connection with the investment advisory services provided to the Funds, the Board discussed, in detail, with representatives of the Adviser, management of the Funds’ investments in accordance with the Funds’ stated investment objective and policies and the types of transactions that are entered into on behalf of the Fund. The Board also noted that the Adviser, provides, at its own expense, facilities necessary for the operation of the Funds and makes personnel available to serve as the senior officers of the Fund, including the Chief Compliance Officer, the Chief Legal Officer, the Principal Executive Officer and the Principal Financial Officer. The Board reviewed the terms of the Agreements and observed the relatively broad scope of services being provided thereunder. Based on its review of the information provided at the meeting, and the discussions with the representatives of the Adviser and counsel to the Funds at the meeting, the Board concluded that the Funds were receiving the services required from the Adviser under the Agreements and that the quality of these services were satisfactory.

(b) Investment performance of the Master Fund and Adviser

The Trustees reviewed the performance of the Adviser and each of the Sub-Advisers (to the Master Fund) relative to other investment vehicles managed by them, as well as other comparable registered funds. The Trustees also considered information showing the Fund’s monthly performance for the brief period since its inception and the performance of the Fund in comparison to various indices.

The Board observed the Master Fund’s performance for its short performance history since its inception in January 2012, particularly its favorable performance compared to other comparable funds. The Board observed that, overall, for the brief period since inception, the Funds’ performance met expectations.

13

GOTTEX MULTI-ASSET ENDOWMENT FUND –  I

(a Delaware Statutory Trust)

OTHER INFORMATION

(Unaudited)(continued)

Advisory Agreement Approval (continued)

(c) Cost of the services provided and profits realized by the Adviser from the relationships with the Funds

The Trustees then considered the cost of the services provided by the Adviser and reviewed the fees paid pursuant to the Agreements. The Board observed that, due to the Fund’s master/feeder structure, the Adviser is only paid fees by the Master Fund. It was noted that the fees paid could be broken down into two parts: a fixed fee and the variable or performance-based incentive fee. It was explained that under the Advisory Agreement, the Master Fund pays the Adviser a fixed management fee of 1.00% and a performance-based incentive fee in an amount equal to 5% of the Master Fund’s net profits that are in excess of a 5% hurdle, plus a “catch up” provision entitling the Adviser to receive an Incentive Fee with respect to the portion of net profits equal to the amount of the hurdle for the applicable period. It was further noted that no incentive fee has been accrued or paid to date. The Board observed, however, that the fees are not to be charged to the Fund, but only the Master Fund. The Trustees also considered the information contained in the Meeting Materials, which contained a report showing a comparison of the fees and expenses of the Funds compared with fees and expenses of other similar registered funds of hedge funds (the “Fee Comparison Chart”). The Board reviewed the Fee Comparison Chart and also discussed the Fund’s fees and total expense ratios, as well as the fees and expense ratios of other funds managed by the Adviser. The Trustees considered both the services rendered and the fees paid under the Advisory Agreements. The Board also took into account the Adviser’s agreement that caps the Fund’s expenses to the extent necessary to limit the ordinary operating expenses of the Fund to 2.25% per annum of the Fund’s average monthly net assets (subject to possible reimbursement by the Fund to the Adviser). Based on its review, the Board concluded that the levels of the Funds’ advisory fees were fair and reasonable.

(d) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale

With regard to economies of scale, the Trustees noted that economies of scale are realized when a fund’s assets increase significantly. Because the Fund recently started, asset levels have not grown to any appreciable scale. It was thus noted that the Adviser was not able to provide the Trustees with specific information concerning the extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale, if any. The Trustees determined that they would revisit this issue next year.

Conclusion

Based on all of the foregoing, and such other matters that were deemed relevant, the Independent Trustees found the Funds’ advisory fees to be fair and reasonable in light of the services being provided by the Adviser. No single factor reviewed by the Trustees was determinative of the decision. Based on this determination, all of the Trustees who were present at the September 6, 2012 meeting, including all of the Independent Trustees, approved each of the Agreements for an additional one year period.

14

Gottex Multi-Asset Endowment Master Fund

(a Delaware Statutory Trust)

Financial Statements

For the Period April 1, 2012 to September 30, 2012

(unaudited)

Gottex Multi-Asset Endowment Master Fund

(a Delaware Statutory Trust)

For the Period April 1, 2012 to September 30, 2012

(unaudited)

Table of Contents

Schedule of Investments	1-5
Statement of Assets, Liabilities and Shareholders' Equity	6
Statement of Operations	7
Statement of Changes in Shareholders' Equity	8
Statement of Cash Flows	9
Financial Highlights	10
Notes to Financial Statements	11-19
Other Information	20-22

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Schedule of Investments (unaudited)
September 30, 2012

Number
of Shares		Value
	COMMODITY TRADING ADVISORS - 9.7%
	TREND FOLLOWING - 9.7%
702	AlphaMetrix Global Advisors Fund - SP 35, Class A (1) (5)	$682,056
541	AlphaMetrix 2100 Xenon Managed Futures 2x Fund - SP 38, Class A (1) (5)	536,916
999	AlphaMetrix TT DTP Fund - SP 31, Class A (1) (6)	1,058,589
1,181	AlphaMetrix WC Diversified Fund - SP 41, Class A (1) (5)	1,107,112
	TOTAL COMMODITY TRADING ADVISORS	3,384,673
	(Identified Cost $3,429,679)

	COMMON STOCKS - 11.5%
	CONSUMER DISCRETIONARY - 1.7%
1,615	Cedar Fair, L.P.	54,054
1,711	Christopher & Banks Corp. (1)	6,006
3,348	Conn's, Inc. (1)	73,823
2,056	Finish Line, Inc. (The), Class A	46,733
2,920	Grand Canyon Education, Inc. (1)	68,708
507	PVH Corp.	47,516
3,692	Stage Stores, Inc.	77,754
2,768	Standard Motor Products, Inc.	50,987
887	Steven Madden, Ltd. (1)	38,780
519	Tractor Supply Co.	51,324
7,022	Winnebago Industries, Inc. (1)	88,688
		604,373

	ENERGY - 0.3%
2,730	Bill Barrett Corp. (1)	67,622
668	SM Energy Co.	36,145
		103,767

	FINANCIALS - 0.8%
2,938	FirstMerit Corp.	43,218
4,800	Fulton Financial Corp.	47,280
3,876	Old National Bancorp	52,752
2,004	Piper Jaffray Cos., Inc. (1)	51,002
445	UMB Financial Corp.	21,663
4,401	ViewPoint Financial Group, Inc.	84,367
		300,282

	HEALTH CARE - 1.7%
904	Analogic Corp.	70,548
2,608	AngioDynamics, Inc. (1)	31,818
327	Bio-Rad Laboratories, Inc., Class A (1)	34,897
900	Centene Corp. (1)	33,669
616	Haemonetics Corp. (1)	49,403
1,518	Hill-Rom Holdings, Inc.	44,113
2,370	Masimo Corp. (1)	57,307
4,180	Meridian Bioscience, Inc.	80,172
1,400	STERIS Corp.	49,658
3,881	VCA Antech, Inc. (1)	76,533
978	West Pharmaceutical Services, Inc.	51,902
		580,020

See notes to financial statements.

1

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Schedule of Investments (unaudited) (continued)
September 30, 2012

Number
of Shares		Value
	INDUSTRIALS - 4.7%
3,766	AAR Corp.	$61,838
1,383	Atlas Air Worldwide Holdings, Inc. (1)	71,404
3,591	Celadon Group, Inc.	57,707
2,245	Ceradyne, Inc.	54,845
1,597	CLARCOR, Inc.	71,274
1,548	Clean Harbors, Inc. (1)	75,620
6,120	Dycom Industries, Inc. (1)	88,006
1,981	ESCO Technologies, Inc.	76,962
1,844	Gorman-Rupp Co. (The)	49,788
2,516	II-VI, Inc. (1)	47,854
5,654	Korn/Ferry International (1)	86,676
1,719	MasTec, Inc. (1)	33,864
4,092	MYR Group, Inc. (1)	81,635
376	National Presto Industries, Inc.	27,403
1,311	On Assignment, Inc. (1)	26,115
1,074	Powell Industries, Inc. (1)	41,532
1,142	Raven Industries, Inc.	33,609
6,555	Resources Connection, Inc.	86,167
2,201	Roadrunner Transportation Systems, Inc. (1)	35,612
1,393	Robbins & Myers, Inc.	83,023
2,429	Rollins, Inc.	56,814
3,203	Sykes Enterprises, Inc. (1)	43,048
2,489	Tetra Tech, Inc. (1)	65,361
1,802	United Rentals, Inc. (1)	58,943
453	Valmont Industries, Inc.	59,570
1,128	Wabtec Corp.	90,567
1,903	Woodward, Inc.	64,664
		1,629,901

	INFORMATION TECHNOLOGY - 1.6%
1,430	ADTRAN, Inc.	24,710
1,850	Anaren, Inc. (1)	36,982
7,688	Calix, Inc. (1)	49,203
693	FARO Technologies, Inc. (1)	28,635
1,033	NETGEAR, Inc. (1)	39,399
1,752	Oplink Communications, Inc. (1)	28,978
1,116	OSI Systems, Inc. (1)	86,869
1,931	Parametric Technology Corp. (1)	42,038
1,799	Perficient, Inc. (1)	21,714
2,765	Polycom, Inc. (1)	27,235
1,868	Rofin-Sinar Technologies, Inc. (1)	36,856
6,123	ShoreTel, Inc. (1)	25,043
1,733	Trimble Navigation, Ltd. (1)	82,595
2,462	WNS Holdings, Ltd. - ADR (1)	25,211
		555,468

	MATERIALS - 0.6%
936	Haynes International, Inc.	48,812
2,018	LSB Industries, Inc. (1)	88,530
2,797	RPM International, Inc.	79,826
		217,168

See notes to financial statements.

2

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Schedule of Investments (unaudited) (continued)
September 30, 2012

Number
of Shares		Value
	UTILITIES - 0.1%
1,544	MDU Resources Group, Inc.	$34,030

	TOTAL COMMON STOCKS
	(Identified Cost $3,844,538)	4,025,009

	EXCHANGE TRADED FUNDS & MUTUAL FUNDS - 20.9%
	EQUITY - 8.4%
10,236	iShares MSCI ACWI ex US Index Fund	403,196
6,401	iShares MSCI ACWI Index Fund	298,863
21,684	iShares MSCI Emerging Markets Index	896,091
3,365	iShares S&P 500 Index Fund	485,906
18,574	Vanguard MSCI European ETF	840,659
		2,924,715

	FIXED INCOME - 11.9%
12,824	iShares Barclays 3-7 Year Treasury Bond Fund	1,586,585
6,674	iShares Barclays Aggregate Bond Fund	750,478
12,267	SPDR Barclays Capital High Yield Bond ETF	493,256
97,461	Templeton Global Total Return Fund	1,315,726
		4,146,045
	REAL ASSET - 0.6%
6,405	iShares S&P GSCI Commodity-Indexed Trust ETF (1)	216,489
	TOTAL EXCHANGE TRADED FUNDS & MUTUAL FUNDS	7,287,249
	(Identified Cost $7,074,378)

	HEDGE FUNDS - 40.0%
	CREDIT - 5.5%
1,002	Canyon Value Realization Fund (Cayman), Ltd., Class B (The) (1) (7)	1,134,901
413	Oak Hill Credit Alpha Fund (Offshore), Ltd. (1) (7)	444,182
314	Sola I - Class T3 (1) (2) (7)	330,955
		1,910,038

	EQUITY - 4.8%
378	AlphaGen Tenro Fund, Ltd., Class A (The) (1) (6)	370,958
1,223	Whitebox Multi-Strategy Fund, Ltd. (1) (7)	1,311,696
		1,682,654

	FIXED INCOME - 6.2%
845	KLS Diversified Fund Ltd. (1) (7)	872,301
1,088	Pine River Fund, Ltd. - Class A (1) (3) (7)	1,269,646
		2,141,947

	MACRO - 8.3%
674	AlphaMetrix P/E FX Fund - SP 156, Class A (1) (5)	645,848
10,915	Graham Global Investment Fund II, Ltd. (1) (6)	1,177,255
1,087	Stratus Feeder, Ltd. - Class B (1) (6)	1,082,334
		2,905,437

	NON US DEVELOPED - 7.0%
19,538	Aberdeen Global Equity Fund (1) (6)	2,452,740

See notes to financial statements.

3

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Schedule of Investments (unaudited) (continued)
September 30, 2012

Number
of Shares		Value
	REAL ASSET - 8.2%
11,749	Duff & Phelps Real Estate Securities Trust (1) (6)	$1,343,681
1,440	Gresham A+ Fund, Ltd. (The) (1) (6)	1,510,154
		2,853,835
	TOTAL HEDGE FUNDS	13,946,651
	(Identified Cost $13,104,819)

	PRIVATE EQUITY - 4.9%
	BUYOUT - 4.9%
9,899	Electra Private Equity PLC (1)	283,286
83,916	Graphite Enterprise Trust PLC	531,852
92,197	JP Morgan Private Equity, Ltd. (1)	58,315
44,268	NB Private Equity Partners (1)	325,812
59,247	Princess Private Equity Holding, Ltd.	506,613
	TOTAL PRIVATE EQUITY	1,705,878
	(Identified Cost $1,539,272)

	SHORT-TERM INVESTMENTS - 7.7%
	MONEY MARKET FUND - 7.7%
	Federated Prime Obligations Fund, 0.14% (4)	2,688,773
	TOTAL SHORT-TERM INVESTMENTS	2,688,773
	(Identified Cost $2,688,773)

	TOTAL INVESTMENTS - 94.7%
	(Identified Cost $31,681,459)	33,038,233
	OTHER ASSETS AND LIABILITIES - 5.3%	1,860,423
	TOTAL SHAREHOLDERS' EQUITY - 100.0%	$34,898,656

All percentages are based on Shareholders' Equity.

(1) Non-income Producing.
(2) Withdrawals from this portfolio fund are permitted after one year lock-up period from the date of the initial investment.
(3) Withdrawals from this portfolio fund are permitted after three month lock-up period from the date of the initial investment.
(4) The rate shown is the annualized 7-day yield as of September 30, 2012.
(5) Withdrawals from this portfolio fund are permitted on a bi-monthly basis.
(6) Withdrawals from this portfolio fund are permitted on a monthly basis.
(7) Withdrawals from this portfolio fund are permitted on a quarterly basis.

ADR - American Depositary Receipt
ETF - Exchange Traded Fund
PLC - Public Limited Company

See notes to financial statements.

4

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Schedule of Investments (unaudited) (continued)
September 30, 2012

INVESTMENT OBJECTIVE AS A PERCENTAGE OF INVESTMENTS

Investment types as a percentage of total investments are as follows:

See notes to financial statements.

5

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Statement of Assets, Liabilities and Shareholders' Equity (unaudited)
September 30, 2012

Assets
Investments, at fair value (cost $28,992,686)	$30,349,460
Short-Term investments, at fair value (cost $2,688,773)	2,688,773
Cash denominated in foreign currencies (cost $97,508)	97,774
Cash held with broker	716,608
Receivable for investments sold	1,123,454
Investments in Portfolio Funds paid in advance	400,000
Dividends receivable	4,072
Prepaid offering costs	10,711
Prepaid assets	4,964
Total Assets		$35,395,816

Liabilities
Payable for shares repurchased	92,397
Payable for investments purchased	190,175
Payable to Adviser	137,513
Contributions received in advance	10,000
Professional fees payable	25,031
Accounting and administration fees payable	9,838
Payable to Sub-Advisers	10,278
Custody fees payable	14,724
Directors' fees payable	1,250
Other payable	5,954
Total Liabilities		497,160

Shareholders' Equity		$34,898,656

Shareholders' Equity consists of:
Shareholders' Equity paid-in		$33,289,827
Accumulated net investment loss		(300,928)
Accumulated net realized gain on investments, options, futures contracts and foreign currency		552,701
Accumulated net unrealized appreciation on investments and foreign currency		1,357,056

Total Shareholders' Equity		$34,898,656

Number of Shares Outstanding		3,321,785

Net Asset Value per Share		$10.51

6

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Statement of Operations (unaudited)
For the Period from April 1, 2012 to September 30, 2012

Income
Dividends (net of $515 foreign withholding taxes)	$182,275
		$182,275

Expenses
Management fee (Note 5)	170,161
Professional fees	59,208
Custody fees	37,883
Accounting and administration fees	36,444
Sub-Advisory fees (Note 5)	24,078
Offering fees	21,422
Insurance premiums	14,701
Directors' fees	2,695
SEC fees	1,851
Other fees	9,989
		378,432

Net Investment Loss		(196,157)

Net Realized Gains and Unrealized Appreciation on Investments, Futures Contracts and Foreign Currency

Net realized gains on investments		294,655
Net realized gains on foreign currency		1,493
Net realized gains on future contracts		3,845
Net change in unrealized appreciation on investments		203,612
Net change in unrealized appreciation on foreign currency		202
Net Realized and Unrealized Gains on Investments, Futures Contracts and Foreign Currency		503,807

Net Increase in Shareholders' Equity from Operations		$307,650

7

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Statements of Changes in Shareholders' Equity

	Period from April 1, 2012	Period from January 1, 2012
	through September 30, 2012	(Commencement of Operations)
	(unaudited)	to March 31, 2012
Operations
Net investment loss	$(196,157)	$(140,551)
Net realized gains on investments, futures contracts and foreign currency	299,993	270,084
Net change in unrealized appreciation on investments and foreign currency	203,814	1,153,242

Capital Share Transactions
Capital contributions	1,459,939	37,331,102
Capital withdrawals	(577,810)	5,105,000

Total Increase	1,189,779	33,508,877

Shareholders' Equity
Beginning of period	33,708,877	200,000
End of period	$34,898,656	$33,708,877
Accumulated net investment loss	$(300,928)	$(104,771)

8

Gottex Multi-Asset Endowment Master Fund
(a Delaware Statutory Trust)
Statement of Cash Flows (unaudited)
For the Period from April 1, 2012 to September 30, 2012

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Shareholders' Equity from Operations	$307,650
Adjustments to reconcile Net Increase in Shareholders' Equity from
Operations to net cash provided by operating activities:
Net realized gains from investments	(294,655)
Net change in unrealized appreciation on investments	(203,612)
Purchases of long-term investments	(13,964,919)
Net (purchases) sales of short-term investments	(1,261,401)
Proceeds from investments sold	15,992,655
Changes in operating assets and liabilities:
Decrease in receivable for investments sold	588,271
Increase in investments in portfolio funds paid in advance	(400,000)
Increase in dividends receivable	(3,462)
Decrease in prepaid offering costs	21,422
Decrease in prepaid assets	11,877
Decrease in other assets	16,251
Increase in payable for investments purchased	73,465
Decrease in payable to Adviser	(18,784)
Increase in contribution received in advance	10,000
Decrease in professional fees payable	(24,935)
Decrease in accounting and administration fees payable	(3,313)
Decrease in payable to sub-advisers	(1,809)
Increase in custody fees payable	5,686
Increase in other fees payable	4,938
Net Cash Provided by Operating Activities	855,325

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from contributions	1,459,939
Proceeds from withdrawals	(1,520,413)

Net Cash Used in Financing Activities	(60,474)

Net change in cash	794,851

Cash at beginning of period	19,531

Cash at End of Period	$814,382

9

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Financial Highlights

	Period from April 1, 2012	Period from January 1, 2012
	through September 30, 2012	(Commencement of Operations)
	(unaudited)	to March 31, 2012
Net Asset Value, beginning of period	$10.42	$10.00	(1)
Income from investment operations:
Net investment loss	(0.06)	(0.03)
Net realized gain and unrealized appreciation on investments	0.15	0.45
Total from investment operations	0.09	0.42
Net Asset Value, end of period	$10.51	$10.42

Total Return (2)(3)	0.86%	4.20%
Net investment loss (4)	(1.15)%	(2.35)	%(5)
Net expenses (4)	2.23%	3.34	%(5)
Shareholders' Equity, end of period (in thousands)	$34,899	$33,709
Portfolio Turnover (3)	45.45%	27.93%

(1)	The net asset value as of the beginning of the period, January 1, 2012 (Commencement of Operations) represents the initial net asset value per common share of $10.00.
(2)	Total return reflects the change in net asset value, inclusive of performance of the Fund adjusted for cash flows related to capital contributions or withdrawals during the period, as there is no public market for the Master Fund's shares.
(3)	Not annualized.
(4)	Annualized.
(5)	The Organizational fees are not annualized for the ratio calculation.

10

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS (unaudited)

For the Period April 1, 2012 through September 30, 2012

1.	ORGANIZATION

The Gottex Multi-Asset Endowment Master Fund (the “Master Fund”) was organized on May 3, 2010 as a Delaware statutory trust that is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Master Fund is managed by Gottex Fund Management, Ltd. (the “Adviser”), a Delaware corporation registered under the Investment Advisers Act of 1940, as amended. The Master Fund's investment objective is to seek maximum total return, primarily through seeking capital appreciation and/or income, consistent with an acceptable level of risk (as determined by the Adviser). The Master Fund pursues this objective by employing a multi-asset, multi-strategy, "endowment style" investment program under which it will seek to construct a broadly-diversified portfolio that attempts to capture longer-term appreciation, notwithstanding possible losses and/or volatile investment performance in the short-term, through the identification of investment opportunities across a broad range of alternative and traditional assets in multiple asset categories (the "Asset Classes"). The Master Fund will invest in the Asset Classes either: (i) indirectly, through investments in private investment funds, exchange-traded funds or other pooled investment vehicles (collectively, "Portfolio Funds") (which may include vehicles commonly known as "hedge funds") that invest, in whole or in part, in such Asset Classes (or that seek economic exposure to the performance of the Asset Classes); or (ii) directly, as managed by one or more sub-advisers selected by the Adviser ("Sub-Advisers"). Each portion of the Fund's investable assets managed by a Sub-Adviser is referred to as a "Portfolio Sleeve" and collectively as "Portfolio Sleeves."

The Master Fund is a master investment portfolio in a master-feeder structure. Gottex Multi-Asset Endowment Fund – I (the “Feeder I”) and Gottex Multi-Asset Endowment Fund – II (the “Feeder II”, collectively with Feeder I “the Feeder Funds”) invest substantially all of their assets, in the shares of beneficial interest (“Shares”) of the Master Fund and become members of the Master Fund (“Members”). As of September 30, 2012, the Feeder I owns 9.75% and Feeder II owns 90.25% of the Master Fund’s shares.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (the “U.S. GAAP”) and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Investment Valuation

As permitted under U.S. GAAP, the Master Fund’s investments in the Portfolio Funds are valued, as a practical expedient, utilizing the net asset valuations provided by the Portfolio Funds, without adjustment, when the net asset valuations of the investments are calculated (or adjusted by the Master Fund if necessary) in a manner consistent with U.S. GAAP for investment funds and in accordance with procedures established by the Board of Trustees (the “Board”).  Investments in Portfolio Funds are subject to the terms of the Portfolio Funds’ offering documents.  Valuations of the Portfolio Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable by the Portfolio Funds’ as required by the Portfolio Funds’ offering documents. The Master Fund applies the practical expedient to its investments in Portfolio Funds on an investment-by-investment basis, and consistently with the Master Fund’s entire position in a particular investment, unless it is probable that the Master Fund will sell a portion of an investment at an amount different from the net asset valuation. In cases where the practical expedient is not available, or if the Adviser determines it is probable that the Master Fund will sell an investment at an amount different from the net asset valuation, a fair value determination is made under procedures established by and under the general supervision of the Board. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Investments in Portfolio Funds are included in Level 2 or 3 of the fair value hierarchy (see below for fair value hierarchy definition and leveling table). In determining the level, the Master Fund considers the length of time until the investment is redeemable, including notice and lock-up periods or any other restriction on the disposition of the investment. If the Master Fund has the ability to redeem its investment at the reported net asset valuation as of the valuation date, the investment is generally included in Level 2 of the fair value hierarchy. If the Master Fund does not know when it will have the ability to redeem the investment or it does not have the ability to redeem its investment in three months, the investment is included in Level 3 of the fair value hierarchy.

11

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS (unaudited)

For the Period April 1, 2012 through September 30, 2012 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Investment Valuation (continued)

Domestic exchange-traded equity securities and ETFs (other than options and other than those that trade on NASDAQ) held directly by the Master Fund, are valued at their last sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices as reported by such exchanges.  Listed options and futures contracts shall be valued: (i) at their last sales prices as reported by the exchange with the highest reported daily volume for such options or futures contracts; or (ii) in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (the "NOCP"); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of the Master Fund's net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed "stale" and the value will be determined under the Board’s supervision at fair value.  Securities traded on a foreign securities exchange are valued at their last sale prices, subject to the occurrence of significant events, on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices as reported by that exchange.

Other securities for which market quotations are not readily available are valued at their bid prices as obtained from one or more dealers making markets for those securities.  If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by the Adviser under the supervision of the Board.

All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service.  Trading in foreign securities generally is completed, and the values of such securities are determined, before the close of securities markets in the U.S.  Foreign exchange rates also are determined before such close.  On occasion, the values of securities and exchange rates may be affected by significant events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the net asset value is determined.  When such significant events materially affect the values of securities held by the Master Fund or its liabilities, these securities and liabilities may be valued at fair value as determined in good faith by, or under the supervision of, the Board.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. The Master Fund follows the provision for fair value measurements which establishes a fair value hierarchy that prioritizes and ranks the inputs in valuation techniques to measure fair value.

The Master Fund classifies its assets and liabilities that are reported at fair value into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term from Portfolio Funds, etc.)

•	Level 3 — significant unobservable inputs (including the Master Fund’s own assumptions in determining the fair value of investments)

12

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS (unaudited)

For the Period April 1, 2012 through September 30, 2012 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Investment Valuation (continued)

Investment	Level 1	Level 2	Level 3	Total
Commodity Trading Advisors	$-	$3,384,673	$-	$3,384,673
Common Stocks	4,025,009	-	-	4,025,009
ETFs & Mutual Funds	7,287,249	-	-	7,287,249
Hedge Funds	-	9,657,097	4,289,554	13,946,651
Private Equity	-	1,705,878	-	1,705,878
Short-Term Investments	2,688,773	-	-	2,688,773
Total	$14,001,031	$14,747,648	$4,289,554	$33,038,233

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose quantitative information about the unobservable inputs used in fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Levels 1 and 2 of the fair value hierarchy. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments in Portfolio Funds held by the Master Fund as of September 30, 2012:

Investments	Fair Value as of 9/30/12	Valuation Technique	Liquidity of Investments	Adjustments to Net Asset Value**
Hedge Funds	$4,289,554	Net Asset Value as Practical Expedient*	Greater than 30 days	None
Total Investments	$4,289,554

*	Unobservable valuation input.

**	Amounts represent adjustments, if any, made to net asset value provided by the investment manager or administrator of the Portfolio Funds. Adjustments to the practical expedient net asset value may be made under certain circumstances including, but not limited to, the following:

•	The practical expedient net asset value received is not as of the Master Fund’s measurement date.

•	It is probable that the Portfolio Fund will be sold at a value significantly different than the reported expedient net asset value.

•	It is determined by the Adviser that the Portfolio Fund is not being valued at fair value by the Portfolio Fund.

13

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS (unaudited)

For the Period April 1, 2012 through September 30, 2012 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Investment Valuation (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Hedge Funds	Total
Balance as of April 1, 2012	$7,652,598	$7,652,598
Gross Purchases	1,649,944	1,649,944
Gross Sales	(2,966,705)	(2,960,705)
Net Realized Gain/(Loss)	85,685	85,685
Change in Unrealized Appreciation/ (Depreciation)	220,012	220,012
Transfers out of Level 3*	(2,351,980)	(2,351,980)
Balance as of September 30, 2012	$4,289,554	$4,289,554

*Transfers out of level 3 to level 2 in the fair value hierarchy generally occur when lock-up periods on investments in Portfolio Funds are lifted.

The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1 and 2 as of September 30, 2012, based on levels assigned to investments on March 31, 2012.

The amount of the net change in unrealized appreciation/depreciation for the period ended September 30, 2012 relating to investments in Level 3 assets still held at September 30, 2012 is $210,466, which is included as a component of net change in unrealized appreciation on investments in the accompanying Statement of Operations. Transfers into and out of all levels are determined at the end of the reporting period.

The Master Fund had no unfunded commitments at September 30, 2012.

b.	Investment Income

Interest income is recorded when earned. Dividend income is recorded on the ex-dividend date, except that certain dividends from private equity investments are recorded, as soon as the information is available to the Master Fund. Realized gains and losses on Portfolio Funds redemptions are determined on identified cost basis.

c.	Macro Market Asset Allocation Overlay

The Master Fund may allocate a portion of its assets to the Macro Market Asset Allocation Overlay managed by the Adviser. Investments in the Macro Market Asset Allocation Overlay may include long and short positions in exchange-traded funds, index and enhanced-index funds, futures, forward contracts, options, swaps, contracts for differences, over-the-counter derivatives, structured notes and other hybrid securities or financial instruments, or traditional equity and debt investments. Trading in these instruments is designed to provide increase or reduced exposures to markets, currencies, interest rates, physical commodities, industry or market sectors and/or global economic or financial conditions. Investments in the Macro Market Asset Allocation Overlay have market risks and may result in losses in excess of the amount invested in such strategy.

During the period ended September 30, 2012 the Master Fund had $3,845 in realized gains from futures contracts. At September 30, 2012 the Master Fund had no outstanding futures contracts.

14

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS (unaudited)

For the Period April 1, 2012 through September 30, 2012 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Master Fund’s Expenses

The Master Fund bears all expenses incurred, on an accrual basis, in the business of the Master Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; trustees’ fees; and expenses of meetings of the Board.

e.	Income Tax Information and Distributions to Shareholders

The Master Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Master Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Master Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more likely- than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Master Fund to analyze tax positions expected to be taken in the Master Fund’s 2010-2011 tax returns, as defined by Internal Revenue Service statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. During the period ended September 30, 2012, the Master Fund did not have a liability for any unrecognized tax benefits. The Master Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010. The Act makes changes to a number of the federal income and excise tax provisions impacting RICs, including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

15

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS (unaudited)

For the Period April 1, 2012 through September 30, 2012 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Income Tax Information and Distributions to Shareholders (continued)

At September 30, 2012, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,669,219
Gross unrealized depreciation	(428,930)
Net unrealized appreciation (depreciation)	$1,240,289
Tax cost	$31,797,944

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of March 31, 2012, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$261,663
Undistributed long-term capital gains	-
Tax accumulated earnings	261,663
Accumulated capital and other losses	-
Unrealized appreciation	1,026,927
Other differences	12,589
Total accumulated earnings	$1,301,179

There were no distributions paid for the period from January 1, 2012 (commencement of operations) through March 31, 2012.

f.	Cash

Cash, if any, includes amounts held in interest bearing money market accounts.  Such deposits, at times, may exceed federally insured limits.  The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

As of September 30, 2012, the Master Fund had cash investments of $716,608 held in brokerage account. No restrictions or collateral apply to the brokerage account.

g.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Master Fund’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

16

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS (unaudited)

For the Period April 1, 2012 through September 30, 2012 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
h.	Recently Issued Accounting Pronouncements

In December 2011, the International Accounting Standards Board and the FASB issued ASU 2011-11 “Disclosures about Offsetting Assets and Liabilities”. These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statements disclosures.

3.	INVESTMENT TRANSACTIONS

For the period ended September 30, 2012, cost of purchases and proceeds from sales, redemptions or other dispositions of Master Fund’s investments, other than short-term investments, amounted to $13,964,919 and $15,992,655, respectively.

4.	ALLOCATION OF SHAREHOLDERS’ CAPITAL

The Master Fund sells Shares at their offering price, which is equal to the “net asset value” per Share. The net asset value of the Master Fund will be computed as of the close of business on the following days: (i) the last day of each fiscal year (March 31); (ii) the last day of each taxable year (December 31); (iii) the day preceding the date as of which any Shares are purchased; or (iv) any day as of which the Master Fund repurchases any Shares. The Master Fund’s net asset value is the value of the Master Fund’s assets less its liabilities, and its net asset value per Share equals that net asset value divided by the number of then issued and outstanding Shares.

5.	MANAGEMENT FEES, INCENTIVE FEES AND RELATED PARTY TRANSACTIONS

The Master Fund has entered into an investment advisory agreement with the Adviser.  In consideration of services provided by the Adviser, the Master Fund pays the Adviser a monthly management fee computed at the annual rate of 1.00% of the Master Fund’s net asset value.   For the period ended September 30, 2012, the total management fee was $170,161.

In addition to the Management Fee, each Portfolio Sleeve of the Master Fund is subject to a sub-advisory fee, payable by the Master Fund to the applicable Sub-Adviser with respect to the assets of the Master Fund that are allocated to that Portfolio Sleeve. The Adviser, in its sole discretion, determines the particular portion of assets to be allocated for management by each Sub-Adviser.  Additional Sub-Advisers may be retained from time to time, subject to the approval of the Board and shareholders of the Master Fund.  The fees payable to the current Sub-Advisers as an annual percentage of the Master Fund’s net assets managed by the Sub-Adviser are as follows:

Sub-Adviser	Sub-Advisory Fee

Kennedy Capital Management, Inc. (the “Kennedy”)	1.00% on the first $30 million
0.90% on the next $20 million
0.80% on amounts over $50 million

Origin Asset Management, LLP	0.90% on the first $10 million
0.80% on the next $10 million
0.65% on amounts over $20 million

SG Capital Management, LLC (the “SG”)	1.00%

As of September 30, 2012, only Kennedy and SG have been allocated a portion of the Master Fund’s portfolio. For the period ended September 30, 2012, the total sub-advisor fee was $24,078.

17

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS (unaudited)

For the Period April 1, 2012 through September 30, 2012 (continued)

5.	MANAGEMENT FEES, INCENTIVE FEES AND RELATED PARTY TRANSACTIONS (continued)

The Master Fund will also pay the Adviser a performance-based incentive fee (the “Incentive Fee”) after the end of each period ending on the Master Fund’s fiscal year-end (the “Fiscal Period”).  If there are intra-year share repurchases they will be treated as the Fiscal Period and only that portion of the incentive fee that is proportional to the Master Fund’s assets paid in respect of such share repurchases will be paid to the Adviser for such Fiscal Period. The Incentive Fee with respect to a Fiscal Period is an amount equal to 5.0% of the aggregate amount by which the Master Fund's net profits for such period exceeds the Hurdle (as defined below) plus any Fee Catch-Up (as defined below). For the period ended September 30, 2012, there was no incentive fee paid by the Master Fund. The hurdle (the “Hurdle”) for a Fiscal Period is an amount equal to an annualized rate of 5.0% multiplied by the Master Fund's Prior High NAV (which is the greater of: the net asset value of the Master Fund as of the first day of such Fiscal Period, or the Prior High NAV for the prior Fiscal Period, adjusted for issuances and repurchases of shares, and dividends and distributions paid to shareholders) as of the beginning of such Fiscal Period.  The Hurdle will be reset for each Fiscal Period, and will not compound.

The fee catch-up (the "Fee Catch-Up") with respect to a Fiscal Period allows the Adviser to receive, from the portion of the net profits of the Master Fund that exceed the Hurdle, an incentive fee on the Hurdle equal to 5% of the amount of the Hurdle for such Fiscal Period.

Since the organization of the Master Fund, organizational expenses of $78,792 have been reimbursed by the Adviser and are subject to recoupment based on the Expense Limitation Agreement as reimbursement is assessed and done at the Feeder Fund Level only.  Offering costs of $42,844 will be amortized to expense over twelve months on a straight-line basis starting January 1, 2012, commencement of operations, and are subject to recoupment pursuant to the Expense Limitation Agreement. Foreside Fund Services, LLC (“Foreside”) serves as principal underwriter. The Master Fund is not subject to an ongoing distribution fee.

6.	ACCOUNTING, ADMINISTRATION AND CUSTODIAL AGREEMENT

UMB Bank, N.A. provides custodial services for the Master Fund. J.D. Clark & Company, a division of UMB Fund Services, Inc. serves as administrator and accounting agent to the Master Fund and provides certain accounting, record keeping and investor related services. The Master Fund pays a monthly fee to the custodian and administrator based upon average net assets, subject to certain minimums. For the period ended September 30, 2012, the total accounting and administration fees were $36,444.

18

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS (unaudited)

For the Period April 1, 2012 through September 30, 2012 (continued)

7.	RISK FACTORS

An investment in the Master Fund involves significant risks including leverage risk, interest rate risk, liquidity risk and economic conditions risk, that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.  The value of the Master Fund's investments can be reduced as a result of unsuccessful allocations among Asset Classes, including the poor performance of one or more Asset Classes, the Adviser's or a Portfolio Manager's employment of unsuccessful investment strategies, the Adviser's poor selection of Portfolio Managers or Portfolio Funds, poor economic growth, pronounced market volatility, and political and legal developments.  Further, the Master Fund's use of leverage, short sales or derivative transactions can result in significant losses to the Portfolio.  No guarantee or representation is made that the investment objective will be met.

8.	CAPITAL SHARE TRANSACTIONS

Shares will be offered in a continuous offering for purchase monthly, as of the first day of each month (each day, a “Closing Day”), at the Master Fund’s then-current net asset value per Share (determined as of the close of the preceding month). Because the Master Fund is a closed-end fund, no shareholder will have the right to require the Fund to redeem its shares. No public market exists for the shares, and none is expected to develop. Consequently, investors will not be able to liquidate their investment other than as a result of repurchases of shares by the Master Fund or in the event of a mandatory redemption. For the periods ended March 31, 2012 and September 30, 2012, transactions in shares were as follows:

Shares outstanding, January 1, 2012 (commencement of operations)	20,000
Shares issued	3,709,226
Shares redeemed	(495,124)
Shares outstanding, March 31, 2012	3,234,102
Shares issued	144,063
Shares redeemed	(56,380)
Shares outstanding, September 30, 2012	3,321,785

9.	REPURCHASE OF SHARES

The Board may, from time to time at its sole discretion, cause the Master Fund to repurchase Shares from shareholders pursuant to written tenders by shareholders at such times and on such terms and conditions as established by the Board. In determining whether the Master Fund should offer to repurchase Shares, the Board will consider, among other things, the recommendation of the Adviser. In an effort to provide some liquidity for investors, the Adviser expects to recommend that the Master Fund makes offers to repurchase up to 8% of its Shares as of the end of each calendar month at the then-current net asset value.  The Board, in its discretion, must determine whether to approve each such offer (and for what amount).  There can be no assurance that the Master Fund will make such repurchase offers, nor that shareholders tendering Shares for repurchase in any offer will have all of their tendered Shares repurchased by the Master Fund.

10.	INDEMNIFICATIONS

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications.  The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on the Adviser’s experience, the risk of loss from such claims is considered remote.

11.	SUBSEQUENT EVENTS

Effective November 13, 2012 Origin Asset Management, LLP will no longer be used as a Sub-Adviser for the Master Fund. There were no other subsequent events.

*****

19

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

OTHER INFORMATION

(Unaudited)

Proxy Voting

A description of the policies and procedures the Master Fund uses to determine how to vote proxies relating to the portfolio securities is available, without charge, upon request, by calling (800) 504-9070 or on the SEC’s website at http://www.sec.gov. A copy of the Master Fund’s voting record for the most recent 12-month period ended June 30, 2012 is available at the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Master Fund files complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Master Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and the Master Fund makes the information on Form N-Q available upon request without charge.

20

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

OTHER INFORMATION

(Unaudited) (continued)

Advisory Agreement Approval

At a meeting of the Board of Trustees of Gottex Multi-Asset Endowment Master Fund (the "Fund") held on September 6, 2012, all of the Trustees, including all of the Independent Trustees, renewed the investment advisory agreement (the "Advisory Agreement") between the Fund and Gottex Fund Management, Ltd. (the "Adviser") and sub-investment advisory agreements among the Fund, the Adviser and each of Kennedy Capital Management, Inc., Origin Asset Management LLP and SG Capital Management, LLC (the "Sub-Advisers") (the "Sub-Advisory Agreements" and collectively with the Advisory Agreement, the "Agreements"), each for an additional one year period.

In considering whether to renew the Agreements, the Board reviewed various materials from counsel and from the Adviser and Sub-Advisers (the “Meeting Materials”) which included: (i) information concerning the services rendered to the Fund by the Adviser and Sub-Advisers and the fees paid by the Fund to the Adviser and Sub-Advisers; (ii) information concerning the individuals responsible for the day to day management of the Fund's assets; and (iii) a summary of the legal duties of the Board under the 1940 Act. In particular, the Board considered the following:

(a) The nature, extent and quality of services provided by the Adviser

The Trustees discussed and reviewed the nature, extent and quality of services that the Adviser provides to the Fund. The Trustees reviewed the financial statements of the Adviser and its parent company. The Trustees discussed the importance of the Adviser, on an ongoing basis, having adequate resources (including capital and personnel) so as to provide meaningful and appropriate support for the operations of the Adviser, including for purposes of its performance of its obligations, and the provision of quality services, as investment adviser to the Fund. The Trustees also noted that the Adviser’s current financial condition enables it to continue its commitment to the Fund. The Trustees also reviewed the Sub-Advisers’ assets under management and financials as included in the Meeting Materials.

The Trustees next reviewed the services provided by the Adviser and the Sub-Advisers to the Fund and reviewed various presentations from management in this regard. In connection with the investment advisory services provided to the Fund, the Board discussed, in detail, with representatives of the Adviser, management of the Fund’s investments in accordance with the Fund’s stated investment objective and policies and the types of transactions that are entered into on behalf of the Funds. The Board also noted that the Adviser, provides, at its own expense, facilities necessary for the operation of the Funds and makes personnel available to serve as the senior officers of the Funds, including the Chief Compliance Officer, the Chief Legal Officer, the Principal Executive Officer and the Principal Financial Officer. The Board reviewed the terms of the Agreements and observed the relatively broad scope of services provided to the Fund thereunder. Based on its review of the information provided at the meeting (including the performance information discussed below), and the discussions with the representatives of the Adviser and counsel to the Fund at the meeting, the Board concluded that the Fund was receiving the services required from the Adviser under the Agreements and that the quality of these services were satisfactory.

(b) Investment performance of the Fund and Adviser

The Trustees reviewed the performance of the Adviser and each of the Sub-Advisers relative to other investment vehicles managed by them as well as other comparable registered funds. The Trustees also considered information showing the Fund’s monthly performance for the brief period since its inception and the performance of the Fund in comparison to various indices.

The Board observed the Fund’s performance for its short performance history since its inception in January 2012, particularly its favorable performance compared to other comparable funds. The Board observed that, overall, for the brief period since inception, the Fund’s performance met expectations.

21

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

OTHER INFORMATION

(Unaudited) (continued)

Advisory Agreement Approval (continued)

(c) Cost of the services provided and profits realized by the Adviser and Sub-Advisers from their relationships with the Fund

The Trustees then considered the cost of the services provided by the Adviser and the Sub-Advisers, and reviewed the fees paid pursuant to the Agreements. It was noted that the fees paid could be broken down into two parts: a fixed fee and the variable or performance-based incentive fee. It was explained that under the Advisory Agreement, the Fund pays the Adviser a fixed management fee of 1.00% and a performance-based incentive fee in an amount equal to 5% of the Fund’s net profits that are in excess of a 5% hurdle, plus a “catch up” provision entitling the Adviser to receive an Incentive Fee with respect to the portion of net profits equal to the amount of the hurdle for the applicable period. It was further noted that no incentive fee has been accrued or paid to date. It was further explained that the incentive fee is calculated and accrued monthly as a liability of the Fund and thus reflected in the Fund’s net asset value on a monthly basis. The Board reviewed the sub-advisory fees paid by the Fund to SG and Kennedy. It was observed that Origin, the remaining Sub-Adviser, was not yet allocated any assets and there was no current plan to make any such allocations. As a result, management was recommending that only the SG and Kennedy Sub-Advisory Agreements be renewed (and not the agreement with Origin). In this regard, it was observed that the Board should have a reasonable basis to accord significant weight to management’s renewal recommendations for the Sub-Advisers given that those arrangements were negotiated by the Adviser, at arm’s length, with unaffiliated entities. It was further observed that the two Sub-Advisers only manage a small portion of the Fund’s assets so that the Fund has only paid total sub-advisory fees amounting to 0.15% of the Fund’s assets. The Trustees also considered the information contained in the Meeting Materials, which contained a report showing a comparison of the fees and expenses of the Funds compared with fees and expenses of other similar registered funds of hedge funds (the “Fee Comparison Chart”). The Board reviewed the Fee Comparison Chart and also discussed the Funds’ fees and total expense ratios, as well as the fees and expense ratios of other funds managed by the Adviser and the two active Sub-Advisers. The Board also took into account the Adviser’s agreement to cap each of the feeder funds’ total expense ratio. The Trustees considered both the services rendered and the fees paid under the Advisory and Sub-Advisory Agreements. Based on its review, the Board concluded that the levels of the Fund’s management fees and sub-advisory fees were fair and reasonable.

(d) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale

With regard to economies of scale, the Trustees noted that economies of scale are realized when a fund’s assets increase significantly. Because the Fund recently started, asset levels have not grown to any appreciable scale. It was thus noted that the Adviser was not able to provide the Trustees with specific information concerning the extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale, if any. The Trustees determined that they would revisit this issue next year.

Conclusion

Based on all of the foregoing, and such other matters that were deemed relevant, the Independent Trustees found the Funds’ advisory and sub-advisory fees to be fair and reasonable in light of the services being provided to the Fund. No single factor reviewed by the Trustees was determinative of the decision. Based on this determination, all of the Trustees who were present at the September 6, 2012 meeting, including all of the Independent Trustees, approved each of: the Advisory Agreement and the Sub-Advisory Agreement with each of SG and Kennedy each for a one year term.

22

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)   Not applicable to semi-annual reports.

(a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)   Not applicable.

(b)       Officer certifications as required by Rule 30a-2(b) under the 1940 Act also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Gottex Multi-Asset Endowment Fund - I

By (Signature and Title)*      /s/ Dr. William J. Landes

Dr. William J. Landes, Chief Executive Officer
(Principal Executive Officer)

Date	December 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Dr. William J. Landes

Dr. William J. Landes, Chief Executive Officer
(Principal Executive Officer)

Date	December 6, 2012

By (Signature and Title)* /s/ Wade C. Boylan

Wade C. Boylan, Chief Financial Officer
(Principal Financial Officer)

Date	December 6, 2012

* Print the name and title of each signing officer under his or her signature.